Leases - Schedule of the components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease costs included in operating costs and expenses:
Operating leases	$ 1,302	$ 1,182